Equity - Each Component of Other Comprehensive Income and Related Tax Effect Including Non-controlling Interests (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Items that will not be reclassified to profit or loss, Before-tax:
Remeasurements of defined benefit plans, Net changes, Before-tax	¥ (10,970)	¥ 33,986	¥ (30,696)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Before-tax	179,774	(23,320)	(27,034)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Before-tax	3,398	(7,029)	8,976
Items that may be reclassified subsequently to profit or loss, Before-tax:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Amount incurred during the year, Before-tax	(215)	582	149
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Reclassification to profit or loss, Before-tax	120	(50)	(78)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Before-tax	(95)	532	71
Exchange differences on translating foreign operations, Amount incurred during the year, Before-tax	702,846	(162,200)	880,235
Exchange differences on translating foreign operations, Reclassification to profit or loss, Before-tax	(921)	(125)	(5,185)
Exchange differences on translating foreign operations, Net changes, Before-tax	701,925	(162,325)	875,050
Cash flow hedge, Amount incurred during the year, Before-tax	76,045
Cash flow hedge, Reclassification to profit or loss, Before-tax	(60,072)
Cash flow hedge, Net changes, Before-tax	15,973
Share of other comprehensive income of investments accounted for using the equity method, Amount incurred during the year, Before-tax	63,775	20,910	57,139
Share of other comprehensive income of investments accounted for using the equity method, Reclassification to profit or loss, Before-tax	(3,999)	(1,319)	64
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Before-tax	59,776	19,591	57,203
Total other comprehensive income, Before-tax	949,781	(138,565)	883,570
Items that will not be reclassified to profit or loss, Tax benefit (expense):
Remeasurements of defined benefit plans, Net changes, Tax benefit (expense)	(4,076)	(7,259)	11,765
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Tax benefit (expense)	(48,660)	9,843	1,565
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Tax benefit (expense)	82	530	(676)
Items that may be reclassified subsequently to profit or loss, Tax benefit (expense):
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Amount incurred during the year, Tax benefit (expense)	52	(128)	(83)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Reclassification to profit or loss, Tax benefit (expense)	(28)	11	68
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Tax benefit (expense)	24	(117)	(15)
Exchange differences on translating foreign operations, Amount incurred during the year, Tax benefit (expense)	(26)	(2)	(2,727)
Exchange differences on translating foreign operations, Reclassification to profit or loss, Tax benefit (expense)	26	2	2,727
Exchange differences on translating foreign operations, Net changes, Tax benefit (expense)
Cash flow hedge, Amount incurred during the year, Tax benefit (expense)	(23,574)
Cash flow hedge, Reclassification to profit or loss, Tax benefit (expense)	18,622
Cash flow hedge, Net changes, Tax benefit (expense)	(4,952)
Share of other comprehensive income of investments accounted for using the equity method, Amount incurred during the year, Tax benefit (expense)	171	(1,190)	(2,850)
Share of other comprehensive income of investments accounted for using the equity method, Reclassification to profit or loss, Tax benefit (expense)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Tax benefit (expense)	171	(1,190)	(2,850)
Total other comprehensive income, Tax benefit (expense)	(57,411)	1,807	9,789
Items that will not be reclassified to profit or loss, Net-of-tax:
Remeasurements of defined benefit plans, Net changes, Net-of-tax	(15,046)	26,727	(18,931)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Net-of-tax	131,114	(13,477)	(25,469)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Net-of-tax	3,480	(6,499)	8,300
Items that may be reclassified subsequently to profit or loss, Net-of-tax:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Amount incurred during the year, Net-of-tax	(163)	454	66
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Reclassification to profit or loss, Net-of-tax	92	(39)	(10)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Net-of-tax	(71)	415	56
Exchange differences on translating foreign operations, Amount incurred during the year, Net-of-tax	702,820	(162,202)	877,508
Exchange differences on translating foreign operations, Reclassification to profit or loss, Net-of-tax	(895)	(123)	(2,458)
Exchange differences on translating foreign operations, Net changes, Net-of-tax	701,925	(162,325)	875,050
Cash flow hedge, Amount incurred during the year, Net-of-tax	52,471
Cash flow hedge, Reclassification to profit or loss, Net-of-tax	(41,450)
Cash flow hedge, Net changes, Net-of-tax	11,021
Share of other comprehensive income of investments accounted for using the equity method, Amount incurred during the year, Net-of-tax	63,946	19,720	54,289
Share of other comprehensive income of investments accounted for using the equity method, Reclassification to profit or loss, Net-of-tax	(3,999)	(1,319)	64
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Net-of-tax	59,947	18,401	54,353
Total other comprehensive income, net of tax	¥ 892,370	¥ (136,758)	¥ 893,359